Commitments and Contingengies (Details Narrative) (10-K) - USD ($)				1 Months Ended	12 Months Ended
	Jan. 06, 2020	Jan. 02, 2020	Jan. 05, 2019	May 01, 2020	Dec. 31, 2020	Dec. 31, 2019
Issuance of granted shares					378,800	448,713
Common Stock [Member]
Stock issued during period shares issued for services						38,116
Consultant [Member] | Common Stock [Member]
Stock issued during period shares issued for services						38,116
Mr. David Stefansky [Member]
Wages and salaries		$ 15,000
Issuance of granted shares		650,000
Mr. Henoch Cohn [Member]
Wages and salaries				$ 10,000
Business Advisor Services Agreement [Member] | Consultant [Member]
Professional fees	$ 12,500		$ 15,000
Stock issued during period shares issued for services	127,856
Business Advisor Services Agreement [Member] | Consultant [Member] | Common Stock [Member]
Professional fees			7,500
Business Advisor Services Agreement [Member] | Consultant [Member] | Cash [Member]
Professional fees			$ 7,500